Goodwill and other intangible asset (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and other intangible asset
Schedule of goodwill

	Commercial
	Platform
	2016	2015	2014
	(in US$’000)
As at January 1	3,332	3,430	407
Addition	—	—	3,023
Exchange differences	(195)	(98)	—
As at December 31	3,137	3,332	3,430

Schedule of other intangible assets

	2016	2015	2014
	(in US$’000)
GSP License
Cost
As at January 1	685	714	—
Addition	—	—	708
Exchange differences	(45)	(29)	6
As at December 31	640	685	714
Accumulated amortization
As at January 1	114	48	—
Amortization expense	67	70	48
Exchange differences	(10)	(4)	—
As at December 31	171	114	48
Net book value
As at December 31	469	571	666

Schedule of estimated aggregate amortization expense

GSP License
(in US$’000)
2017	64
2018	64
2019	64
2020	64
2021	64